Share-Based Compensation (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Restricted shares USD ($)	Dec. 31, 2012 Restricted shares CNY	Dec. 31, 2011 Restricted shares CNY	Dec. 31, 2010 Restricted shares CNY	Dec. 31, 2012 Stock options USD ($)	Dec. 31, 2012 Stock options CNY	Dec. 31, 2011 Stock options CNY	Dec. 31, 2010 Stock options CNY	Dec. 31, 2012 Cost of revenues Restricted shares USD ($)	Dec. 31, 2012 Cost of revenues Restricted shares CNY	Dec. 31, 2011 Cost of revenues Restricted shares CNY	Dec. 31, 2010 Cost of revenues Restricted shares CNY	Dec. 31, 2012 Cost of revenues Stock options USD ($)	Dec. 31, 2012 Cost of revenues Stock options CNY	Dec. 31, 2011 Cost of revenues Stock options CNY	Dec. 31, 2010 Cost of revenues Stock options CNY	Dec. 31, 2012 Selling expenses Restricted shares USD ($)	Dec. 31, 2012 Selling expenses Restricted shares CNY	Dec. 31, 2011 Selling expenses Restricted shares CNY	Dec. 31, 2010 Selling expenses Restricted shares CNY	Dec. 31, 2012 Selling expenses Stock options USD ($)	Dec. 31, 2012 Selling expenses Stock options CNY	Dec. 31, 2011 Selling expenses Stock options CNY	Dec. 31, 2010 Selling expenses Stock options CNY	Dec. 31, 2012 General and administrative expenses Restricted shares USD ($)	Dec. 31, 2012 General and administrative expenses Restricted shares CNY	Dec. 31, 2011 General and administrative expenses Restricted shares CNY	Dec. 31, 2010 General and administrative expenses Restricted shares CNY	Dec. 31, 2012 General and administrative expenses Stock options USD ($)	Dec. 31, 2012 General and administrative expenses Stock options CNY	Dec. 31, 2011 General and administrative expenses Stock options CNY	Dec. 31, 2010 General and administrative expenses Stock options CNY	Dec. 31, 2012 Research and development expenses Restricted shares USD ($)	Dec. 31, 2012 Research and development expenses Restricted shares CNY	Dec. 31, 2011 Research and development expenses Restricted shares CNY	Dec. 31, 2010 Research and development expenses Restricted shares CNY	Dec. 31, 2012 Research and development expenses Stock options USD ($)	Dec. 31, 2012 Research and development expenses Stock options CNY	Dec. 31, 2011 Research and development expenses Stock options CNY	Dec. 31, 2010 Research and development expenses Stock options CNY
Compensation cost
Income tax benefit recognized in the statements of operations					$ 0
Total compensation cost recognized	$ 140	875	16,457	17,251	$ 5,558	34,628	57,401	57,502	$ 8	50	1,047	1,103	$ 869	5,417	5,128	3,236	$ 5	29	612	717	$ 730	4,551	9,212	9,672	$ 126	787	14,606	15,206	$ 3,239	20,179	39,104	42,152	$ 1	9	192	225	$ 720	4,481	3,957	2,442